DIRECTORS LOAN (Details 2) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
DIRECTORS LOAN
Interest on loan	$ 99,000	$ 101,274	$ 126,685
Amortization of transaction costs	181,357	136,942	102,554
Total	$ 280,357	$ 238,216	$ 229,239